Other Non-current Assets - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Noncurrent Assets [abstract]
R&D Tax credit receivable	€ 3,679	€ 3,051	€ 600	€ 1,200